Financial instruments and risk management - Contingent consideration, risk management, liquidity risk, market risk and credit risk (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 $ / shares
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Minimum
Concentration Risk [Line Items]
Payment terms	15 days
Minimum | MacKellar
Concentration Risk [Line Items]
Increase (decrease) in forecasted net income at fair value of earn out liability	$ 9,423,000
Maximum
Concentration Risk [Line Items]
Payment terms	60 days
Maximum | MacKellar
Concentration Risk [Line Items]
Increase (decrease) in forecasted net income at fair value of earn out liability	$ 9,423,000
Credit Facility
Concentration Risk [Line Items]
Outstanding balance, long-term debt	$ 395,800,000	317,500,000
Basis on variable rate, adjustment	1.00%
Corresponding change in annual interest expense	$ 4,000,000.0
Credit Facility | Credit facility | Revolver
Concentration Risk [Line Items]
Unused borrowing availability under the revolving facility	92,700,000	129,300,000
Unused borrowing availability under finance lease obligations	86,700,000	60,100,000
Interest Rate Swap
Concentration Risk [Line Items]
Unrealized gain	$ 3,952,000
Common stock, fair value per share (in usd per share) | $ / shares			$ 30.98
Realized gain		$ 229,000